Business combinations, acquisitions, non-controlling interest and spin-off, Agreement Between Company and LLA (Details) $ in Thousands, $ in Billions			1 Months Ended	12 Months Ended
	Dec. 26, 2023 MXN ($)	Oct. 06, 2022	Sep. 30, 2023 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 CLP ($)	Dec. 26, 2023 CLP ($)
Transaction with Joint Ventures [Abstract]
Capital commitments				$ 65,850,017
Claro Chile, SPA [Member]
Transaction with Joint Ventures [Abstract]
Commitment for refinance bank debt in joint venture							$ 289.3
Proportion of ownership interest in joint venture	50.00%	50.00%
Convertible note purchase from joint venture						$ 742.1
Impairment of joint venture			$ 4,677,782	$ 4,594,792	$ 12,184,562
Claro Chile, SPA [Member] | Top of Range [Member]
Transaction with Joint Ventures [Abstract]
Capital commitments	$ 18,728,611						$ 972.4